Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2018
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Other operational expenses [Line Items]
Disclosure detailed information about other operational expenses [Text Block]
This item is made up as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
	US$(000)	US$(000)	US$(000)

Royalties, ITAN and penalties (a)	55,088	243,798	-
Other expenses	13,595	15,028	24,107

	68,683	258,826	24,107

(a)
For the year ended December 31, 2018, mainly represents penalties for income tax related to disputed mining royalties for the year 2006 through the year 2011 of US$33.8 million, penalties on disputed mining royalties for the period January 2009 through December 2013 of US$17.7 million and profit sharing adjustments related to GEM refund of US$3.6 million.

For the year ended December 31, 2017, represents disputed royalties for the period December 2006 through September 2011 of US$174.8 million, ITAN for the years 2009 to 2013 of US$33.6 million, profit sharing adjustments related to mining royalties of US$29.2 million and penalties on disputed royalties for the period December 2006 through the year 2008 of US$6.2 million. Disputed royalties and special mining taxes for the period October 2011 through the year 2013 were recognized in “income tax expense” in the statements of comprehensive income.